International Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 24.8%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Australia — 3.4%
________________________________________________________________________________________________________
Australia Government Bond, 2.50%, 9/20/30 (1)	AUD	2,795	$2,471,373
________________________________________________________________________________________________________
Total Australia			$2,471,373
________________________________________________________________________________________________________
Egypt — 1.8%
________________________________________________________________________________________________________
Egypt Government Bond, 14.40%, 9/10/29	EGP	20,025	$1,320,651
________________________________________________________________________________________________________
Total Egypt			$1,320,651
________________________________________________________________________________________________________
Georgia — 0.2%
________________________________________________________________________________________________________
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	430	$135,623
________________________________________________________________________________________________________
Total Georgia			$135,623
________________________________________________________________________________________________________
Iceland — 3.5%
________________________________________________________________________________________________________
Republic of Iceland, 6.50%, 1/24/31	ISK	184,200	$1,955,970
Republic of Iceland, 5.00%, 11/15/28	ISK	59,300	550,238
________________________________________________________________________________________________________
Total Iceland			$2,506,208
________________________________________________________________________________________________________
New Zealand — 4.5%
________________________________________________________________________________________________________
New Zealand Government Bond, 3.00%, 9/20/30 (1)	NZD	3,965	$3,302,136
________________________________________________________________________________________________________
Total New Zealand			$3,302,136
________________________________________________________________________________________________________
Philippines — 1.1%
________________________________________________________________________________________________________
Republic of the Philippines, 6.25%, 1/14/36	PHP	34,000	$831,987
________________________________________________________________________________________________________
Total Philippines			$831,987
________________________________________________________________________________________________________
Serbia — 5.8%
________________________________________________________________________________________________________
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	370,200	$4,183,052
________________________________________________________________________________________________________
Total Serbia			$4,183,052
________________________________________________________________________________________________________
Ukraine — 4.5%
________________________________________________________________________________________________________
Ukraine Government International Bond, 14.64%, 6/10/20	UAH	19,125	$776,188
Ukraine Government International Bond, 15.70%, 1/20/21	UAH	30,860	1,298,857
Ukraine Government International Bond, 18.00%, 3/24/21	UAH	28,055	1,218,301
________________________________________________________________________________________________________
Total Ukraine			$3,293,346
________________________________________________________________________________________________________
Total Foreign Government Bonds (identified cost $17,360,085)			$18,044,376
________________________________________________________________________________________________________
Foreign Corporate Bonds — 3.1%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Iceland — 3.1%
________________________________________________________________________________________________________
Arion Banki HF, 6.00%, 4/12/24(1)	ISK	100,000	$887,670
Islandsbanki HF, 6.40%, 10/26/23	ISK	40,000	355,604
Landsbankinn HF, 5.00%, 11/23/23(1)	ISK	120,000	1,018,209
________________________________________________________________________________________________________
Total Iceland			$2,261,483
________________________________________________________________________________________________________
Total Foreign Corporate Bonds (identified cost $2,213,183)			$2,261,483
________________________________________________________________________________________________________
Mortgage Pass-Throughs — 0.4%
Security		Principal Amount	Value
________________________________________________________________________________________________________
Federal National Mortgage Association:
4.071%, (COF + 1.77%), with maturity at 2035(2)		$279,975	$288,601
________________________________________________________________________________________________________
			$288,601
________________________________________________________________________________________________________
Total Mortgage Pass-Throughs (identified cost $279,990)			$288,601
________________________________________________________________________________________________________
Short-Term Investments — 67.5%
Foreign Government Securities — 20.1%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Egypt — 8.2%
________________________________________________________________________________________________________
Egypt Treasury Bill, 0.00%, 2/18/20	EGP	30,450	$1,922,470
Egypt Treasury Bill, 0.00%, 4/14/20	EGP	3,100	191,550
Egypt Treasury Bill, 0.00%, 4/21/20	EGP	30,200	1,861,022
Egypt Treasury Bill, 0.00%, 4/28/20	EGP	8,050	492,711
Egypt Treasury Bill, 0.00%, 8/4/20	EGP	25,400	1,498,246
________________________________________________________________________________________________________
Total Egypt			$5,965,999
________________________________________________________________________________________________________
Georgia — 2.1%
________________________________________________________________________________________________________
Georgia Treasury Bill, 0.00%, 6/11/20	GEL	30	$10,076
Georgia Treasury Bill, 0.00%, 7/2/20	GEL	4,570	1,528,732
________________________________________________________________________________________________________
Total Georgia			$1,538,808
________________________________________________________________________________________________________
Pakistan — 3.1%
________________________________________________________________________________________________________
Pakistan Treasury Bill, 0.00%, 12/31/20	PKR	388,000	$2,239,388
________________________________________________________________________________________________________
Total Pakistan			$2,239,388
________________________________________________________________________________________________________
Ukraine — 2.1%
________________________________________________________________________________________________________
Ukraine Treasury Bill, 0.00%, 4/1/20	UAH	39,375	$1,552,712
________________________________________________________________________________________________________
Total Ukraine			$1,552,712
________________________________________________________________________________________________________
United Kingdom — 4.6%
________________________________________________________________________________________________________
United Kingdom Gilt, 2.00%, 7/22/20 (1)	GBP	2,500	$3,322,213
________________________________________________________________________________________________________
Total United Kingdom			$3,322,213
________________________________________________________________________________________________________
Total Foreign Government Securities (identified cost $14,343,298)			$14,619,120
________________________________________________________________________________________________________
U.S. Treasury Obligations — 45.4%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
U.S. Treasury Bill, 0.00%, 2/6/20		$26,500	$26,496,781
U.S. Treasury Bill, 0.00%, 2/20/20		6,500	6,495,493
________________________________________________________________________________________________________
Total U.S. Treasury Obligations (identified cost $32,989,529)			$32,992,274
________________________________________________________________________________________________________
Other — 2.0%
Description		Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(3)		1,422,729	$1,422,872
________________________________________________________________________________________________________
Total Other (identified cost $1,422,812)			$1,422,872
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $48,755,639)			$49,034,266
________________________________________________________________________________________________________
Total Investments— 95.8% (identified cost $68,608,897)			$69,628,726
________________________________________________________________________________________________________
Other Assets, Less Liabilities — 4.2%			$3,073,116
________________________________________________________________________________________________________
Net Assets — 100.0%			$72,701,842
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $11,001,601 or 15.1% of the Portfolio's net assets.

(2)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2020.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

International Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) —  continued

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold				Settlement Date	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
BRL	5,125,667	USD	1,200,531			2/4/20		$(3,672)
BRL	5,125,667	USD	1,270,396			2/4/20		(73,537)
USD	1,222,726	BRL	5,125,667			2/4/20		25,867
USD	1,200,531	BRL	5,125,667			2/4/20		3,672
EUR	23,730,000	USD	26,604,178			2/10/20		(276,873)
SEK	20,300,000	USD	2,121,877			2/10/20		(12,602)
USD	2,210,858	EUR	1,972,008			2/10/20		23,009
JPY	1,237,000,000	USD	11,269,684			2/25/20		159,156
JPY	264,151,700	USD	2,444,627			2/26/20		(3,958)
BRL	5,125,667	USD	1,221,240			3/3/20		(26,190)
AUD	2,241,258	USD	1,532,258			3/5/20		(31,148)
USD	2,477,758	AUD	3,624,255			3/5/20		50,368
USD	341,830	AUD	500,000			3/5/20		6,949
USD	3,326,758	NZD	5,111,295			3/5/20		21,597
USD	863,495	EUR	770,895			3/6/20		6,910
JPY	110,860,942	USD	1,027,127			3/11/20		(2,033)
AUD	2,101,000	USD	1,433,946			3/13/20		(26,566)
JPY	110,923,256	USD	1,026,236			3/13/20		(451)
NOK	22,663,000	USD	2,512,444			3/19/20		(48,097)
CAD	2,272,542	USD	1,733,978			3/20/20		(16,841)
USD	2,601,480	CAD	3,393,683			3/20/20		37,208
USD	2,929,091	EUR	2,604,104			4/9/20		29,472
USD	2,653,716	EUR	2,359,282			4/9/20		26,701
USD	865,648	EUR	775,740			5/8/20		377
USD	1,831,552	EUR	1,618,000			7/10/20		20,293
USD	4,209,416	EUR	3,732,314			7/17/20		29,626
___________________________________________________________________________________________________________
								$(80,763)
___________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty		Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
EUR	11,102	USD	12,250	Bank of America, N.A.		2/24/20	$78	$—
USD	478,257	THB	14,473,000	Standard Chartered Bank		3/6/20	13,643	—
GBP	959,627	USD	1,247,093	Morgan Stanley & Co. International PLC		3/16/20	21,482	—
NOK	16,414,000	EUR	1,653,021	Standard Chartered Bank		3/16/20	—	(53,081)
THB	7,053,000	USD	233,533	Standard Chartered Bank		3/16/20	—	(7,067)
UGX	992,807,000	USD	247,583	Standard Chartered Bank		3/16/20	19,990	—
CAD	1,140,000	USD	867,502	Bank of America, N.A.		3/17/20	—	(6,118)
SEK	12,500,000	EUR	1,183,055	State Street Bank and Trust Company		3/24/20	—	(14,565)
THB	26,265,000	USD	867,003	Standard Chartered Bank		4/10/20	—	(23,191)
UGX	1,047,780,000	USD	261,031	Citibank, N.A.		4/20/20	19,164	—
THB	8,315,000	USD	273,790	Standard Chartered Bank		4/24/20	—	(6,578)
UGX	967,448,000	USD	239,527	Standard Chartered Bank		6/15/20	16,215	—
UGX	1,079,000,000	USD	269,279	Citibank, N.A.		6/26/20	15,421	—
UGX	982,637,000	USD	247,080	Standard Chartered Bank		8/14/20	9,294	—
___________________________________________________________________________________________________________
							$115,287	$(110,600)
___________________________________________________________________________________________________________
Centrally Cleared Interest Rate Swaps

Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
CNY	33,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	10/15/24	$70,090	$—	$70,090
MXN	24,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.70% (pays monthly)	10/3/29	8,123	—	8,123
SGD	5,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.64% (pays semi-annually)	10/16/29	52,235	—	52,235
THB	70,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.37% (pays semi-annually)	10/17/29	18,854	—	18,854
ZAR	9,655	Pays	3-month ZAR-JIBAR (pays quarterly)	6.88% (pays quarterly)	1/10/25	5,844	—	5,844
ZAR	11,495	Pays	3-month ZAR-JIBAR (pays quarterly)	6.90% (pays quarterly)	1/10/25	7,546	—	7,546
___________________________________________________________________________________________________________
Total						$162,692	$—	$162,692
___________________________________________________________________________________________________________
Interest Rate Swaps
Counterparty		Notional Amount (000's omitted)	Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date		Value/Unrealized Appreciation
___________________________________________________________________________________________________________

Citibank, N.A.		MYR	8,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.15% (pays quarterly)	10/14/24	$ 16,564
___________________________________________________________________________________________________________
Total		$16,564
___________________________________________________________________________________________________________
Abbreviations:
COF	-	Cost of Funds 11th District
Currency Abbreviations:
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Yuan Renminbi
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	British Pound Sterling
GEL	-	Georgian Lari
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PKR	-	Pakistani Rupee
RSD	-	Serbian Dinar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
UAH	-	Ukrainian Hryvnia
UGX	-	Ugandan Shilling
USD	-	United States Dollar
ZAR	-	South African Rand

At January 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

At January 31, 2020, the value of the Portfolio's investment in affiliated funds was $1,422,872, which represents 2.0% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$6,491,338	$11,256,472	$(16,324,589)	$219	$(568)	$1,422,872	$8,705	1,422,729

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:

	Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
	Foreign Government Bonds	$—	$18,044,376	$—	$18,044,376
	Foreign Corporate Bonds	—	2,261,483	—	2,261,483
	Mortgage Pass-Throughs	—	288,601	—	288,601
Short-Term Investments	—
	Foreign Government Securities	—	14,619,120	—	14,619,120
	U.S. Treasury Obligations	—	32,992,274	—	32,992,274
	Other	—	1,422,872	—	1,422,872
________________________________________________________________________________________________________
	Total Investments	$—	$69,628,726	$—	$69,628,726
________________________________________________________________________________________________________
	Forward Foreign Currency Exchange Contracts	$—	$556,492	$—	$556,492
	Swap Contracts	—	179,256	—	179,256
________________________________________________________________________________________________________
	Total	$—	$70,364,474	$—	$70,364,474
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
	Forward Foreign Currency Exchange Contracts	$—	$(632,568)	$—	$(632,568)
________________________________________________________________________________________________________
	Total	$—	$(632,568)	$—	$(632,568)
________________________________________________________________________________________________________

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.